INCOME TAXES (effective income tax rate reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective income (loss) tax benefit at statutory rate	$ (1,124)	$ 3,178	$ (926)
Rate differential	(448)	(1,365)	136
Non-deductible expenses	(39)	376	342
Changes in valuation allowance	3,268	131	1,872
Other	(2,109)	(575)	222
Income tax expense (benefit)	$ (452)	$ 1,745	$ 1,646